PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2020	2019
Balance, beginning of the year	$442	$341
Acquisitions through business combinations	23	33
Reduction arising from payments/derecognition	—	(1)
Accretion	13	15
Changes in estimates	80	55
Foreign exchange	9	(1)
Balance, end of the year	$567	$442